Summary Of Activity in the RSU's outstanding under the various Employees' Stock Incentive Master Scheme (Detail) - Restricted Stock Units (RSUs) [Member] - Employee Stock Incentive Master Scheme Two Thousand And Twenty Two [Member]
12 Months Ended
Mar. 31, 2023 shares
Disclosure In Tabular Form Of Movement In Restricted Stock Units One [Line Items]
Equity shares allocated for grant under the scheme	100,000,000
RSUs granted	(2,891,000)
Forfeited/lapsed	0
Options available to be granted, end of period	97,109,000